Stock-based Compensation - Weighted-average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life (in years)	8 years 9 months 18 days	8 years 7 months 6 days
Expected volatility	42.80%	43.10%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.10%	2.10%